Scope of Consolidation, Subsidiaries and Other Equity Investments - Subsidiaries (Details) € in Thousands		12 Months Ended
		Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€)
Subsidiaries
Revenue		€ 34,176,000	€ 31,207,000	€ 29,520,000
Profit/Loss After Tax	[1]	3,150,000	5,964,000	1,708,000
Total Equity		€ 45,808,000	€ 43,406,000	€ 42,848,000	€ 41,523,000
Number of Employees | employee		109,121	107,602	106,312
Ariba Technologies India Private Limited, Bengaluru, India
Subsidiaries
Ownership		100.00%
Revenue		€ 134,983
Profit/Loss After Tax		27,654
Total Equity		€ 60,931
Number of Employees | employee		1,345
Ariba, Inc., Palo Alto, CA, United States
Subsidiaries
Ownership		100.00%
Revenue		€ 1,197,707
Profit/Loss After Tax		481,663
Total Equity		€ 3,637,872
Number of Employees | employee		1,393
Concur Technologies, Inc., Bellevue, WA, United States
Subsidiaries
Ownership		100.00%
Revenue		€ 2,269,859
Profit/Loss After Tax		599,747
Total Equity		€ 7,579,955
Number of Employees | employee		2,763
SAP (China) Co., Ltd., Shanghai, China
Subsidiaries
Ownership		100.00%
Revenue		€ 1,322,903
Profit/Loss After Tax		15,722
Total Equity		€ (81,494)
Number of Employees | employee		6,442
SAP (Schweiz) AG, Biel, Switzerland
Subsidiaries
Ownership		100.00%
Revenue		€ 1,519,757
Profit/Loss After Tax		55,674
Total Equity		€ 252,873
Number of Employees | employee		821
SAP (UK) Limited, Feltham, United Kingdom
Subsidiaries
Ownership		100.00%
Revenue		€ 1,565,630
Profit/Loss After Tax		49,980
Total Equity		€ 223,774
Number of Employees | employee		1,531
SAP America, Inc., Newtown Square, PA, United States
Subsidiaries
Ownership		100.00%
Revenue		€ 9,534,492
Profit/Loss After Tax		9,274,460
Total Equity		€ 21,910,872
Number of Employees | employee		8,521
SAP Argentina S.A., Buenos Aires, Argentina
Subsidiaries
Ownership		100.00%
Revenue		€ 238,181
Profit/Loss After Tax		2,785
Total Equity		€ 12,472
Number of Employees | employee		1,262
SAP Asia Pte. Ltd., Singapore, Singapore
Subsidiaries
Ownership		100.00%
Revenue		€ 771,104
Profit/Loss After Tax		57,192
Total Equity		€ 62,465
Number of Employees | employee		1,128
SAP Australia Pty Ltd, Sydney, Australia
Subsidiaries
Ownership		100.00%
Revenue		€ 864,311
Profit/Loss After Tax		28,631
Total Equity		€ 114,584
Number of Employees | employee		1,187
SAP Brasil Ltda, Sao Paulo, Brazil
Subsidiaries
Ownership		100.00%
Revenue		€ 860,542
Profit/Loss After Tax		16,541
Total Equity		€ 100,749
Number of Employees | employee		3,234
SAP Canada, Inc., Toronto, Canada
Subsidiaries
Ownership		100.00%
Revenue		€ 1,312,653
Profit/Loss After Tax		111,144
Total Equity		€ 770,602
Number of Employees | employee		2,961
SAP Deutschland SE & Co. KG, Walldorf, Germany
Subsidiaries
Ownership		100.00%
Revenue		€ 6,343,048
Profit/Loss After Tax		534,083
Total Equity		€ 1,578,098
Number of Employees | employee		5,217
SAP Espana - Sistemas, Aplicaciones y Productos en la Informatica, S.A., Madrid, Spain
Subsidiaries
Ownership		100.00%
Revenue		€ 718,448
Profit/Loss After Tax		122,449
Total Equity		€ 110,369
Number of Employees | employee		997
SAP France S.A., Levallois-Perret, France
Subsidiaries
Ownership		100.00%
Revenue		€ 1,369,306
Profit/Loss After Tax		136,775
Total Equity		€ 1,849,849
Number of Employees | employee		1,406
SAP Hungary Rendszerek, Alkalmazasok es Termekek az Adatfeldolgozasban Informatikai Kft., Budapest, Hungary
Subsidiaries
Ownership		100.00%
Revenue		€ 202,374
Profit/Loss After Tax		6,111
Total Equity		€ 36,671
Number of Employees | employee		1,607
SAP India Private Limited, Bengaluru, India
Subsidiaries
Ownership		100.00%
Revenue		€ 902,960
Profit/Loss After Tax		73,322
Total Equity		€ 263,069
Number of Employees | employee		2,567
SAP Industries, Inc., Newtown Square, PA, United States
Subsidiaries
Ownership		100.00%
Revenue		€ 646,265
Profit/Loss After Tax		185,900
Total Equity		€ 1,709,305
Number of Employees | employee		192
SAP Italia Sistemi Applicazioni Prodotti in Data Processing S.p.A., Vimercate, Italy
Subsidiaries
Ownership		100.00%
Revenue		€ 848,348
Profit/Loss After Tax		59,871
Total Equity		€ 120,584
Number of Employees | employee		823
SAP Japan Co., Ltd., Tokyo, Japan
Subsidiaries
Ownership		100.00%
Revenue		€ 1,234,747
Profit/Loss After Tax		75,870
Total Equity		€ 186,110
Number of Employees | employee		1,364
SAP Labs Bulgaria EOOD, Sofia, Bulgaria
Subsidiaries
Ownership		100.00%
Revenue		€ 147,639
Profit/Loss After Tax		7,814
Total Equity		€ 40,977
Number of Employees | employee		1,648
SAP Labs India Private Limited, Bengaluru, India
Subsidiaries
Ownership		100.00%
Revenue		€ 1,052,776
Profit/Loss After Tax		152,223
Total Equity		€ 359,228
Number of Employees | employee		11,474
SAP Labs, LLC, Palo Alto, CA, United States
Subsidiaries
Ownership		100.00%
Revenue		€ 694,989
Profit/Loss After Tax		108,643
Total Equity		€ 1,002,786
Number of Employees | employee		1,462
SAP Mexico S.A. de C.V., Mexico City, Mexico
Subsidiaries
Ownership		100.00%
Revenue		€ 583,793
Profit/Loss After Tax		3,365
Total Equity		€ 113,858
Number of Employees | employee		1,218
SAP National Security Services, Inc., Newtown Square, PA, United States
Subsidiaries
Ownership		100.00%
Revenue		€ 1,182,435
Profit/Loss After Tax		203,689
Total Equity		€ 617,815
Number of Employees | employee		726
SAP Nederland B.V., 's-Hertogenbosch, the Netherlands
Subsidiaries
Ownership		100.00%
Revenue		€ 887,685
Profit/Loss After Tax		165,855
Total Equity		€ 593,195
Number of Employees | employee		667
SAP Philippines, Inc., Taguig City, Philippines
Subsidiaries
Ownership		100.00%
Revenue		€ 127,743
Profit/Loss After Tax		4,116
Total Equity		€ 12,794
Number of Employees | employee		1,033
SAP Service and Support Centre (Ireland) Limited, Dublin, Ireland
Subsidiaries
Ownership		100.00%
Revenue		€ 356,597
Profit/Loss After Tax		84,637
Total Equity		€ 174,992
Number of Employees | employee		1,732
SAP Services s.r.o., Prague, Czech Republic
Subsidiaries
Ownership		100.00%
Revenue		€ 151,161
Profit/Loss After Tax		3,719
Total Equity		€ 24,496
Number of Employees | employee		1,574

[1]	From continuing and discontinued operations